UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-8332
Emerging Markets Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	March 31, 2006

Item 1. Schedule of Investments

Emerging Markets Portfolio                                                                                                              as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 91.2%

Security	Shares	Value
Airlines — 2.1%
Thai Airways International Public Company, Ltd.	2,673,600	$3,196,359
		$3,196,359
Auto Components — 2.2%
Hyundai Mobis	36,820	3,254,422
		$3,254,422
Automobiles — 4.2%
Denway Motors, Ltd.	7,594,000	2,954,640
Hyundai Motor Co.	38,970	3,267,616
		$6,222,256
Chemicals — 2.6%
Makhteshim-Agan Industries, Ltd.	221,873	1,147,021
Nan Ya Plastics Corp.	1,812,634	2,698,642
		$3,845,663
Commercial Banks — 14.3%
Banco do Brasil S.A.	168,000	4,179,490
Grupo Financiero Banorte DA de CV	1,756,000	4,158,979
Kookmin Bank	40,390	3,461,744
Krung Thai Bank Public Company, Ltd.	8,628,600	2,418,093
Standard Bank Group, Ltd.	250,000	3,428,460
Turkiye IS Bankasi-C	427,000	3,545,116
		$21,191,882
Computer Peripherals — 3.7%
Acer, Inc.	1,442,000	2,646,326
Asustek Computer, Inc.	1,036,000	2,805,436
		$5,451,762
Construction & Engineering — 2.7%
Daelim Industrial Co.	51,580	4,078,125
		$4,078,125
Construction Materials — 1.8%
Siam Cement Public Company, Ltd.	405,800	2,670,904
		$2,670,904
Diversified Telecommunication Services — 2.5%
Chunghwa Telecom Co., Ltd.	1,289,000	2,424,522
Magyar Telekom	84,953	378,886
Tele Norte Leste Participacoes S.A.	43,300	942,761
		$3,746,169

Electric Utilities — 3.9%
Enersis S.A.	9,710,000	$2,311,244
Enersis S.A. ADR	50,000	593,000
RAO Unified Energy System GDR	42,000	2,842,308
		$5,746,552
Energy Equipment & Services — 3.4%
Tenaris SA ADR	28,000	5,058,760
		$5,058,760
Food & Staples Retailing — 2.1%
Wal-Mart de Mexico S.A.	1,176,000	3,146,940
		$3,146,940
Household Durables — 4.9%
LG Electronics, Inc.	41,090	3,323,345
Steinhoff International Holdings, Ltd.	1,094,500	3,938,170
		$7,261,515
Household Products — 1.7%
Kimberly-Clark de Mexico S.A. de C.V.	732,000	2,499,750
		$2,499,750
Industrial Conglomerates — 2.7%
Barloworld, Ltd.	45,454	978,582
Sime Darby Berhad	1,846,400	3,058,033
		$4,036,615
Insurance — 4.3%
Cathay Financial Holding Co., Ltd.	1,634,000	2,918,681
Samsung Fire & Marine Insurance Co., Ltd.	26,280	3,471,992
		$6,390,673
Marine — 2.0%
Malaysia International Shipping Corp.	1,188,500	3,033,287
		$3,033,287
Media — 2.4%
Hurriyet Gazetecilik ve Matbaacilik A.S.	944,000	3,614,818
		$3,614,818
Metals & Mining — 8.2%
AngloGold Ashanti, Ltd.	82,000	4,408,363
Cia Siderurgica Nacional S.A. ADR	110,000	3,456,200
POSCO	16,770	4,305,068
		$12,169,631
Oil, Gas & Consumable Fuels — 15.2%
China Petroleum and Chemical Corp.	6,384,000	3,725,626
CNOOC, Ltd.	4,872,000	3,794,269
Lukoil Oil., ADR	56,500	4,700,800

OAO Gazprom ADR	33,000	$3,019,500
PTT Public Company, Ltd.	508,500	3,059,236
Reliance Industries, Ltd. GDR (1)(2)	79,943	4,290,564
		$22,589,995
Semiconductors & Semiconductor Equipment — 2.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,936,000	3,797,074
		$3,797,074
Wireless Telecommunication Services — 1.7%
AFK Sistema GDR	104,848	2,558,291
		$2,558,291
Total Common Stocks (identified cost $96,265,427)		$135,561,443

Preferred Stocks — 4.4%

Security	Shares	Value
Diversified Telecommunication Services — 1.2%
Tele Norte Leste Participacoes S.A.	104,500	$1,728,347
		$1,728,347
Electric Utilities — 3.2%
Cia Energetica de Minas Gerais	104,960,000	4,770,250
		$4,770,250
Total Preferred Stocks (identified cost $4,373,551)		$6,498,597
Total Investments — 95.6% (identified cost $100,638,978)		$142,060,040
Other Assets, Less Liabilities — 4.4%		$6,462,332
Net Assets — 100.0%		$148,522,372

ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of the securities is $4,290,564 or 2.9% of the Portfolio’s net assets.

(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
Republic of Korea	16.9%	$25,162,312
Taiwan	11.6%	17,290,681
Brazil	10.1%	15,077,048
Russia	8.8%	13,120,899
South Africa	8.6%	12,753,575
Thailand	7.6%	11,344,592
China	7.1%	10,474,535
Mexico	6.6%	9,805,669
Turkey	4.8%	7,159,934
Malaysia	4.1%	6,091,320
Argentina	3.4%	5,058,760
India	2.9%	4,290,564
Chile	2.0%	2,904,244
Israel	0.8%	1,147,021
Hungary	0.3%	378,886

The Portfolio did not have any open financial instruments at March 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$100,638,978
Gross unrealized appreciation	$43,080,250
Gross unrealized depreciation	(1,659,188)
Net unrealized appreciation	$41,421,062

The net unrealized appreciation on foreign currency is $13,538.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer
Date:	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer
Date:	May 30, 2006
By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer
Date:	May 30, 2006